FINANCIAL ASSETS AND LIABILITIES - Loans, borrowings and debentures - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unused line of credit	R$ 1,510,231	R$ 2,102,756
MLH [member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 16,061	31,931
Cosan Lubrificantes S.R.L [member] | MLH [member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	0.18%
Firstrate Banks [Member] | MLH [member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	3.90%
Secured | Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 2,655,231	R$ 3,120,034
Secured | Rumo S.A. [member] | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	0.67%